Consolidated Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Gold Portfolio
November 30, 2021
GOL-NPRT3-0122
1.810695.117
Common Stocks - 99.5%
	Shares	Value ($)
Australia - 9.7%
Metals & Mining - 9.7%
Gold - 9.7%
Evolution Mining Ltd.	15,000,000	43,091,782
Newcrest Mining Ltd.	4,000,000	67,350,068
Northern Star Resources Ltd.	8,500,000	57,199,084
		167,640,934
Canada - 67.6%
Metals & Mining - 67.6%
Diversified Metals & Mining - 1.9%
BeMetals Corp. (a)	2,000,000	391,405
New Pacific Metals Corp. (a)(b)	3,391,700	10,434,366
Triple Flag Precious Metals Corp.	1,000,000	11,530,000
Western Copper & Gold Corp. (TSX) (a)(b)(c)	8,000,000	11,084,583
		33,440,354
Gold - 63.4%
Agnico Eagle Mines Ltd. (Canada) (b)	1,500,000	74,773,964
Alamos Gold, Inc.	3,000,000	22,944,147
Artemis Gold, Inc. (a)	2,500,000	13,053,348
Ascot Resources Ltd. (a)	15,000,000	14,442,835
B2Gold Corp. (a)	7,000,000	27,727,113
Barrick Gold Corp. (Canada) (b)	8,422,273	160,078,898
Bonterra Resources, Inc. (a)(c)	6,000,000	6,058,946
Franco-Nevada Corp.	1,200,000	164,559,083
Gold Standard Ventures Corp. (a)(b)(c)	25,000,000	11,546,440
i-80 Gold Corp. (c)	10,000,000	20,744,452
i-80 Gold Corp. (c)	2,500,000	4,926,807
i-80 Gold Corp. warrants 9/30/22 (a)	625,000	93,531
Kinross Gold Corp.	8,000,000	47,469,568
Kirkland Lake Gold Ltd. (a)	1,800,000	71,171,474
Lundin Gold, Inc. (a)(b)	3,000,000	24,447,141
Maple Gold Mines Ltd. (a)(b)(c)	20,000,000	4,853,419
Marathon Gold Corp. (a)(b)	10,000,000	23,562,566
Novagold Resources, Inc. (a)	4,000,000	27,116,521
OceanaGold Corp. (a)	10,000,000	18,161,180
Orla Mining Ltd. (a)(b)(c)	13,000,000	55,665,584
Osisko Gold Royalties Ltd.	2,000,000	24,439,313
Osisko Mining, Inc. (a)	5,000,000	12,211,828
Pretium Resources, Inc. (a)	1,334,648	18,053,714
Pure Gold Mining, Inc. (a)(b)(c)	23,000,000	13,503,464
Pure Gold Mining, Inc. warrants 3/28/23 (a)	1,500,000	57,014
Seabridge Gold, Inc. (a)	1,500,000	28,979,608
Skeena Resources Ltd. (a)	2,000,000	19,163,177
Torex Gold Resources, Inc. (a)	1,000,000	10,951,505
Victoria Gold Corp. (a)(b)	1,500,000	18,893,107
Wesdome Gold Mines, Inc. (a)	2,500,000	24,462,797
Wheaton Precious Metals Corp.	3,000,000	125,453,051
Yamana Gold, Inc.	1,000,000	3,992,328
		1,093,557,923
Precious Metals & Minerals - 1.0%
SilverCrest Metals, Inc. (a)	2,000,000	16,924,341

Silver - 1.3%
Alexco Resource Corp. (a)(b)	5,000,000	10,098,243
Pan American Silver Corp. (b)	500,000	12,770,000
		22,868,243
TOTAL METALS & MINING		1,166,790,861

China - 1.6%
Metals & Mining - 1.6%
Gold - 1.6%
Zijin Mining Group Co. Ltd. (H Shares)	20,000,000	26,570,916

South Africa - 1.7%
Metals & Mining - 1.7%
Gold - 1.7%
AngloGold Ashanti Ltd.	305,789	6,536,640
Gold Fields Ltd.	2,000,000	23,020,001
		29,556,641
United Kingdom - 1.3%
Metals & Mining - 1.3%
Gold - 1.3%
Endeavour Mining PLC	700,000	16,422,561
Solgold PLC (a)	20,000,000	6,077,871
		22,500,432
United States of America - 17.6%
Metals & Mining - 17.6%
Gold - 15.5%
Newmont Corp.	4,500,000	247,140,001
Royal Gold, Inc.	200,000	20,006,000
		267,146,001
Silver - 2.1%
Gatos Silver, Inc. (a)(b)	1,500,000	20,265,000
Hecla Mining Co. (b)	3,000,000	16,620,000
		36,885,000
TOTAL METALS & MINING		304,031,001

TOTAL COMMON STOCKS (Cost $1,226,928,682)		1,717,090,785

Commodities - 0.7%
	Troy Ounces	Value ($)
Gold Bullion (Cost $6,051,546)	6,980	12,365,419

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (d)	3,740,569	3,741,317
Fidelity Securities Lending Cash Central Fund 0.07% (d)(e)	63,742,833	63,749,207
TOTAL MONEY MARKET FUNDS (Cost $67,490,524)		67,490,524

TOTAL INVESTMENT IN SECURITIES - 104.1% (Cost $1,300,470,752)	1,796,946,728
NET OTHER ASSETS (LIABILITIES) - (4.1)%	(71,486,106)
NET ASSETS - 100.0%	1,725,460,622

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	17,142,312	326,287,420	339,688,415	4,760	-	-	3,741,317	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	1,230,395	506,003,106	443,484,294	276,143	-	-	63,749,207	0.2%
Total	18,372,707	832,290,526	783,172,709	280,903	-	-	67,490,524

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Consolidated Subsidiary

Fund	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain /loss ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Select Cayman Gold Ltd.	12,094,884	-	-	-	-	291,094	12,385,978

The Fund invests in certain commodity-related investments through Fidelity Select Cayman Gold Ltd., a wholly owned subsidiary (the "Subsidiary"). As of November 30, 2021, the Fund held an investment of $12,385,978 in the Subsidiary, representing 0.7% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Battle North Gold Corp.	11,931,045	-	18,949,829	-	5,997,126	1,021,658	-
Bonterra Resources, Inc.	-	4,388,009	-	-	-	-	-
Bonterra Resources, Inc.	-	776,878	-	-	-	894,059	6,058,946
Gold Standard Ventures Corp.	14,928,498	1,424,335	376,999	-	(68,120)	(4,361,274)	11,546,440
Maple Gold Mines Ltd.	4,243,281	-	-	-	-	610,138	4,853,419
Orla Mining Ltd.	41,395,568	3,967,772	-	-	-	10,302,244	55,665,584
Premier Gold Mines Ltd.	27,251,297	-	4,523,160	8,060,976	412,961	(11,170,783)	-
Pure Gold Mining, Inc.	14,167,052	9,548,622	352,930	-	(85,452)	(12,256,685)	13,503,464
Western Copper & Gold Corp.	-	888,853	-	-	-	-	-
Western Copper & Gold Corp. (TSX)	11,659,180	648,418	308,568	-	92,622	(1,895,922)	11,084,583
i-80 Gold Corp.	-	15,180,925	-	-	-	413,108	20,744,452
i-80 Gold Corp.	-	5,291,646	-	-	-	(364,839)	4,926,807
Total	125,575,921	42,115,458	24,511,486	8,060,976	6,349,137	(16,808,296)	128,383,695

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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